Principal Variable Contracts Funds, Inc.
Supplement dated February 27, 2026
to the Prospectus dated May 1, 2025
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Under Performance, delete the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Balanced Portfolio - Class 1	14.00%	7.27%	8.29%
SAM Balanced Portfolio - Class 2	13.65%	6.99%	8.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	16.22%	6.57%	7.96%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	15.26%	7.15%	8.61%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% MSCI ACWI Index NTR and 40% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Balanced Blended Index were as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Under Performance, delete the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Conservative Balanced Portfolio - Class 1	11.69%	5.04%	6.39%
SAM Conservative Balanced Portfolio - Class 2	11.28%	4.78%	6.12%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	13.21%	4.26%	6.02%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	12.59%	4.64%	6.45%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% Bloomberg US Aggregate Index and 40% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Conservative Balanced Blended Index were as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Under Performance, delete the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Conservative Growth Portfolio - Class 1	15.56%	9.00%	9.94%
SAM Conservative Growth Portfolio - Class 2	15.31%	8.74%	9.67%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	19.26%	8.88%	9.87%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	17.95%	9.66%	10.73%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 80% MSCI ACWI Index NTR and 20% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Conservative Growth Blended Index were as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Under Performance, delete the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Flexible Income Portfolio - Class 1	9.96%	3.57%	5.12%
SAM Flexible Income Portfolio - Class 2	9.61%	3.31%	4.85%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	10.98%	2.52%	4.53%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	10.44%	2.81%	4.87%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Flexible Income Blended Index to the following because such weightings more closely align with the Fund's investment approach: 75% Bloomberg US Aggregate Index and 25% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Flexible Income Blended Index were as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Under Performance, delete the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Strategic Growth Portfolio - Class 1	16.86%	10.16%	10.96%
SAM Strategic Growth Portfolio - Class 2	16.61%	9.88%	10.69%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	21.57%	10.61%	11.26%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	20.15%	11.49%	12.22%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Strategic Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 95% MSCI ACWI Index NTR and 5% Bloomberg US Aggregate Index. Prior to March 1, 2026, the weightings for SAM Strategic Growth Blended Index were as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.